Financial liabilities at amortized cost - borrowing, financing and securitized borrowings (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities At Amortized Cost Borrowing Financing And Securitized Borrowings
Balance at beginning of the year	$ 10,011	$ 79,742	$ 169,925
Interest accrued	84	1,904	4,633
Payments – principal	(10,633)	(66,403)	(52,172)
Payments – interest	(134)	(1,976)	(4,819)
Effect of changes in exchange rates (OCI)	672	(3,256)	(37,825)
Balance at end of the year		$ 10,011	$ 79,742